LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Aggregate Lease Payments for Right of Use Assets Remaining Lease Period

Aggregate lease payments for the right of use assets over the remaining lease period as of December 31, 2021 are as follows:

2022	$5,545
2023	4,490
2024	3,956
2025	3,400
2026	2,874
2027 and thereafter	9,950

Total undiscounted lease payments	$30,215

Less: adjustment to discounted lease payments	(2,765)

Total discounted lease payments	$27,450

Schedule of Weighted Average Remaining Lease Terms and Discount Rates

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2021:

Weighted average remaining lease term (years):	7.37

Weighted average discount rate:	2.7%